SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Disciplined Equity Fund
Small Cap Fund
Small Cap II Fund
Small/Mid Cap Equity Fund
(the "Funds")

Supplement Dated December 19, 2017
to the Prospectus dated September 30, 2017

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Large Cap Disciplined Equity Fund

In the Fund Summary for the Large Cap Disciplined Equity Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to INTECH Investment Management LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
AQR Capital Management, LLC	Michele L. Aghassi, Ph.D.	Since 2017	Principal
	Andrea Frazzini, Ph.D., M.S.	Since 2017	Principal
	Jacques A. Friedman, M.S.	Since 2017	Principal
	Ronen Israel, M.A.	Since 2017	Principal

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Large Cap Disciplined Equity Fund," the text relating to INTECH Investment Management LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

AQR Capital Management, LLC: AQR Capital Management, LLC (AQR), located at Two Greenwich Plaza, Greenwich, Connecticut 06830, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. Michele L. Aghassi, Ph.D., Andrea Frazzini, Ph.D., M.S., Jacques A. Friedman, M.S. and Ronen Israel, M.A., manage the portion of the Large Cap Disciplined Equity Fund's assets allocated to AQR. Dr. Aghassi, Principal, joined AQR in 2005 and is Co-Head of research for its Global Stock Selection group, overseeing research and portfolio management. Dr. Frazzini, Principal, joined AQR in 2008, and develops quantitative models for its Global Stock Selection team. Mr. Friedman, Principal, joined AQR at its inception in 1998, and oversees research and portfolio management for the firm's equity products and strategies as head of AQR's Global Stock Selection Team. Mr. Israel, Principal, joined AQR in 1999 and co-founded the Global Stock Selection team before moving on to found the Global Alternative Premia group, focusing on portfolio management and research.

Change in Portfolio Management of the Small Cap Fund

In the Fund Summary for the Small Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Boston Partners Global Investors, Inc. is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap Fund," the text relating to Boston Partners Global Investors, Inc. is hereby deleted.

Change in Portfolio Management of the Small Cap II Fund

In the Fund Summary for the Small Cap II Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Mesirow Financial Investment Management, Inc. is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap II Fund," the text relating to Mesirow Financial Investment Management, Inc. is hereby deleted.

Change in Portfolio Management of the Small/Mid Cap Equity Fund

In the Fund Summary for the Small/Mid Cap Equity Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Boston Partners Global Investors, Inc. and LMCG Investments, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Cardinal Capital Management, L.L.C.	Eugene Fox	Since 2017	Portfolio Manager
	Robert Kirkpatrick	Since 2017	Portfolio Manager
	Rachel Matthews	Since 2017	Portfolio Manager
	Robert Fields	Since 2017	Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small/Mid Cap Equity Fund," the text relating to Boston Partners Global Investors, Inc. and LMCG Investments, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Cardinal Capital Management, L.L.C.: Cardinal Capital Management, L.L.C. (Cardinal), located at Four Greenwich Office Park, Greenwich, Connecticut 06831 serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. A team of investment professionals manages the portion of the Small/Mid Cap Equity Fund allocated to Cardinal. Eugene Fox, Robert Kirkpatrick, CFA, and Rachel Matthews have all been with Cardinal for more than 16 years. Robert Fields has been in the investment industry since 1998. Prior to joining Cardinal in 2013, Mr. Fields was a Partner and Portfolio Manager for two years at Ana Capital Management, a long-biased opportunistic value investment firm. Previously, he was a Partner and Director of Research at Breeden Capital Management, a concentrated, long-only investment firm and an analyst covering value equities and distressed debt at MFP Investors, the personal investment firm of Michael F. Price.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1121 (12/17)

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Disciplined Equity Fund
Small Cap Fund
Small Cap II Fund
Small/Mid Cap Equity Fund
(the "Funds")

Supplement Dated December 19, 2017
to the Statement of Additional Information ("SAI") dated September 30, 2017

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Funds

On the cover page of the SAI, the references to "Boston Partners Global Investors, Inc." and "Mesirow Financial Investment Management, Inc." are hereby deleted.

In addition, under the section titled "The Adviser and The Sub-Advisers," under the heading titled "The Sub-Advisers," the text relating to Boston Partners Global Investors, Inc. and Mesirow Financial Investment Management, Inc. is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Cardinal Capital Management, L.L.C.—Cardinal Capital Management, L.L.C. Cardinal Capital Management, L.L.C. ("Cardinal") serves as a Sub-Adviser to a portion of the assets of the Small/Mid Cap Equity Fund. Cardinal Capital Management is an investment management firm focused on small and mid-cap value equities. As of September 30, 2017, Cardinal manages over $2.5 billion in assets and has specialized in value stocks since the firm's founding in 1995. Cardinal's investment options are designed for institutions and high net worth individuals who value superior long-term, risk-adjusted investment returns.

In addition, under the same heading, under the sub-heading titled "AQR Capital Management, LLC," the reference to "Large Cap, Small Cap, Small Cap II and Small/Mid Cap Equity Funds" is hereby deleted and replaced with "Large Cap, Large Cap Disciplined Equity, Small Cap, Small Cap II and Small/Mid Cap Equity Funds."

In addition, under the same heading, under the sub-heading titled "INTECH Investment Management LLC," the reference to "Large Cap Disciplined Equity and World Select Equity Funds" is hereby deleted and replaced with "World Select Equity Fund."

In addition, under the same heading, under the sub-heading titled "LMCG Investments, LLC," the reference to "Small Cap II and Small/Mid Cap Equity Funds" is hereby deleted and replaced with "Small Cap II Fund."

In addition, under the same section, under the heading titled "Portfolio Management," the following text is hereby added in the appropriate alphabetical order thereof:

Cardinal

Compensation. SIMC pays Cardinal a fee based on the assets under management of the Small/Mid Cap Equity Fund as set forth in an investment sub-advisory agreement between Cardinal and SIMC. Cardinal pays its professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small/Mid Cap Equity Fund. The following information relates to the period ended September 30, 2017.

Ownership of Fund Shares. As of September 30, 2017, Cardinal's portfolio managers did not beneficially own any shares of the Small/Mid Cap Equity Fund.

Other Accounts. As of September 30, 2017, in addition to the Small/Mid Cap Equity Fund, Cardinal's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts		Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Eugene Fox Robert Kirkpatrick Rachel Matthews Robert Fields	4		$411.61	2	$54.92	62	$2,100.29
	1	*	$315.46	0	$0	0	$0

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the Small/Mid Cap Equity Fund, which may have different investment guidelines and objectives. In addition to the Small/Mid Cap Equity Fund, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for the Small/Mid Cap Equity Fund as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by the Small/Mid Cap Equity Fund and the other accounts. The other accounts may have similar investment objectives or strategies as the Small/Mid Cap Equity Fund, may track the same benchmarks or indices as the Small/Mid Cap Equity Fund tracks and may sell securities that are eligible to be held, sold or purchased by the Small/Mid Cap Equity Fund. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Small/Mid Cap Equity Fund, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the Small/Mid Cap Equity Fund. To address and manage these potential conflicts of interest, Cardinal has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Compliance team.

In addition, under the same heading, under the sub-heading titled "AQR" and the paragraphs thereunder are hereby deleted and replaced with the following:

AQR

Compensation. SIMC pays AQR a fee based on the assets under management of the Large Cap, Large Cap Disciplined Equity, Small Cap, Small Cap II and Small/Mid Cap Equity Funds as set forth in an investment sub-advisory agreement between AQR and SIMC. AQR pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap, Large Cap Disciplined Equity, Small Cap, Small Cap II and Small/Mid Cap Equity Funds. The following information relates to the period ended September 30, 2017.

As Principals of AQR, AQR's portfolio managers are compensated in the form of distributions based on the net income generated by AQR and each Principal's relative ownership in AQR. Net income distributions are a function of assets under management and performance of the funds and accounts managed by AQR. A Principal's relative ownership in AQR is based on cumulative research, leadership and other contributions to AQR. There is no direct linkage between assets under management, performance and compensation. However, there is an indirect linkage in that superior performance tends to attract assets and thus increase revenues. Each portfolio manager is also eligible to participate in AQR's 401(k) retirement plan which is offered to all employees of AQR.

Ownership of Fund Shares. As of September 30, 2017, AQR's portfolio managers did not beneficially own any shares of the Large Cap, Large Cap Disciplined Equity, Small Cap, Small Cap II or Small/Mid Cap Equity Funds.

Other Accounts. As of September 30, 2017, in addition to the Large Cap, Large Cap Disciplined Equity, Small Cap, Small Cap II and Small/Mid Cap Equity Funds, AQR's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager†	Number of Accounts	Total Assets (in millions)		Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Clifford S. Asness, Ph.D., M.B.A	33		$26,081	52		$31,147	77		$40,571
	0	$		43	*	$25,164	28	*	$11,865
Jacques A. Friedman, M.S.	45		$32,084	51		$27,738	120		$66,150
	0	$		39	*	$21,983	40	*	$18,518
Ronen Israel, M.A.	29		$20,299	72		$45,610	64		$34,311
	0	$		61	*	$36,761	23	*	$10,286
Michele L. Aghassi, Ph.D.	18		$11,662	22		$13,395	18		$6,800
	0	$		16	*	$8,850	6	*	$2,203
Andrea Frazzini, Ph.D., M.S.	36		$22,606	34		$20,402	40		$19,617
	0	$		26	*	$16,809	12	*	$3,012

†  AQR utilizes a team-based approach to portfolio management, and each of the portfolio managers listed above are jointly responsible for the management of a portion of the accounts listed in each category.

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. Each of the portfolio managers is also responsible for managing other accounts in addition to the Large Cap, Large Cap Disciplined Equity, Small Cap, Small Cap II and Small/Mid Cap Equity Funds, including other accounts of AQR or its affiliates. Other accounts may include, without limitation, separately managed accounts for foundations, endowments, pension plans, and high net-worth families; registered investment companies; unregistered investment companies relying on either Section 3(c)(1) or Section 3(c)(7) of the 1940 Act (such companies are commonly referred to as "hedge funds"); foreign investment companies; and may also include accounts or investments managed or made by the portfolio managers in a personal or other capacity ("Proprietary Accounts"). Management of other accounts in addition to the Large Cap, Large Cap Disciplined Equity, Small Cap, Small Cap II and Small/Mid Cap Equity Funds can present certain conflicts of interest, as described below.

From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of the Large Cap, Large Cap Disciplined Equity, Small Cap, Small Cap II and Small/Mid Cap Equity Funds, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Large Cap, Large Cap Disciplined Equity, Small Cap, Small Cap II and Small/Mid Cap Equity Funds, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Large Cap, Large Cap Disciplined Equity, Small Cap, Small Cap II and Small/Mid Cap Equity Funds. Because of their positions with the Large Cap, Large Cap Disciplined Equity, Small Cap, Small Cap II and Small/Mid Cap Equity Funds, the portfolio managers know the size, timing and possible market impact of the Large Cap, Large Cap Disciplined Equity, Small Cap, Small Cap II and Small/Mid Cap Equity Funds' trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Large Cap, Large Cap Disciplined Equity, Small Cap, Small Cap II and Small/Mid Cap Equity Funds.

A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts (including Proprietary Accounts) with similar investment strategies. Often, an investment opportunity may be suitable for the Large Cap, Large Cap Disciplined Equity, Small Cap, Small Cap II and Small/Mid Cap Equity Funds and other accounts managed by AQR, but may not be available in sufficient quantities for the Large Cap, Large Cap Disciplined Equity, Small Cap, Small Cap II and Small/Mid Cap Equity Funds and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Large Cap, Large Cap Disciplined Equity, Small Cap, Small Cap II and Small/Mid Cap Equity Funds and another account. In addition, different account guidelines and/or differences within particular investment strategies may lead to the use of different investment practices for portfolios with a similar investment strategy. AQR will not necessarily purchase or sell the same securities at the same time, same direction, or in the same proportionate amounts for all eligible accounts, particularly if different accounts have materially different amounts of capital under management by AQR, different amounts of investable cash available, different strategies, or different risk tolerances. As a result, although AQR manages numerous accounts and/or portfolios with similar or identical investment objectives, or may manage accounts with different objectives that trade in the same securities, the portfolio decisions relating to these accounts, and the performance resulting from such decisions, may differ from account to account.

Whenever decisions are made to buy or sell securities by the Large Cap, Large Cap Disciplined Equity, Small Cap, Small Cap II and Small/Mid Cap Equity Funds and one or more of the other accounts (including Proprietary Accounts) simultaneously, AQR or the portfolio managers may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances. To this end, AQR has adopted policies and procedures that are intended to ensure that investment opportunities are allocated equitably among accounts over time. As a result of the allocations, there may be instances where the Large Cap, Large Cap Disciplined Equity, Small Cap, Small Cap II and Small/Mid

Cap Equity Funds will not participate in a transaction that is allocated among other accounts or may not be allocated the full amount of the securities sought to be traded. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Large Cap, Large Cap Disciplined Equity, Small Cap, Small Cap II and Small/Mid Cap Equity Funds from time to time, it is the opinion of AQR that the overall benefits outweigh any disadvantages that may arise from this practice. Subject to applicable laws and/or account restrictions, AQR may buy, sell or hold securities for other accounts while entering into a different or opposite investment decision for the Large Cap, Large Cap Disciplined Equity, Small Cap, Small Cap II and Small/Mid Cap Equity Funds.

AQR and the portfolio managers may also face a conflict of interest where some accounts pay higher fees to AQR than others, such as by means of performance fees. Specifically, the entitlement to a performance fee in managing one or more accounts may create an incentive for AQR to take risks in managing assets that it would not otherwise take in the absence of such arrangements. Additionally, because performance fees reward AQR for performance in accounts which are subject to such fees, AQR may have an incentive to favor these accounts over those that have only fixed asset-based fees with respect to areas such as trading opportunities, trade allocation, and allocation of new investment opportunities.

AQR has implemented specific policies and procedures (e.g., a code of ethics and trade allocation policies) that seek to address potential conflicts of interest that may arise in connection with the management of the Large Cap, Large Cap Disciplined Equity, Small Cap, Small Cap II and Small/Mid Cap Equity Funds and other accounts and that are designed to ensure that all client accounts are treated fairly and equitably over time.

In addition, under the same heading, under the sub-heading titled "INTECH," all references to the "Large Cap Disciplined Equity and World Select Equity Funds" are replaced with the "World Select Equity Fund."

In addition, under the same heading, under the sub-heading titled "LMCG," all references to the "Small Cap II and Small/Mid Cap Equity Funds" are hereby deleted and replaced with the "Small Cap II Fund."

In addition, under the same heading, the sub-headings titled "Boston Partners Global Investors, Inc." and "Mesirow Financial Investment Management, Inc." and the paragraphs thereunder are hereby deleted.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1122 (12/17)